Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 6,636	$ 2,742	$ 3,456	$ 8,184
HSBC [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,657	880
Credit Agricole [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	48	641
Commerce Bank [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,898	1,057
Citi Bank [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	28	159
Other [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 5	$ 5